ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

CURE Pharmaceutical Holding Corp. (the “Company”) was incorporated in the State of Nevada on May 15, 2014. The Company was formerly named Makkanotti Group Corp. which was formed to engage in the business of manufacturing food paper bags in Nicosia, Cyprus.

On November 7, 2016, the board of directors and the majority stockholder of the then outstanding shares of the registrant’s common stock executed a written consent to change the registrant’s name to CURE Pharmaceutical Holdings Corp. from Makkanotti Group Corp. The Certificate of Amendment to Articles of Incorporation was filed with the State of Nevada on November 30, 2016.

Our wholly owned subsidiary and operating business, CURE Pharmaceutical Corporation, located in Oxnard, California was originally incorporated in July 2011.

The Company is a drug formulation and delivery technology company that researches and manufactures novel dosage forms to improve drug safety, efficacy and patient adherence. Our mission is to improve lives by redefining how medications are delivered and experienced. Our business strategy is to develop products using our proprietary technology, license the product rights to partners responsible for clinical development, regulatory approval, marketing and sales and retain exclusive manufacturing rights. We operate a 25,000 sqft cGMP manufacturing plant in Oxnard, CA.

Our technology platform includes oral dissolving film (ODF) and transdermal formulations. We apply our technology to pharmaceutical drugs and dietary supplements. ODF products are about the size of a postage stamp and composed of excipients such as polymers, stabilizers, lipids and surfactants which are all generally recognized as safe. They can be designed to deliver active ingredients to the gastrointestinal tract (GI) when placed on the tongue and swallowed, or directly to the blood stream when placed under the tongue (sublingual) or on the inner lining of the cheek and lip (buccal).

Our commercial strategy seeks to mitigate risk by pursuing a diversified model.

1. Dietary supplements. We manufacture select dietary supplements that complement our portfolio and align with our mission which are white labeled and distributed by third parties. Dietary supplements are regulated under the Dietary Supplement Health and Education Act of 1994 (DSHEA) under which supplements are effective by the FDA for Good Manufacturing Practices under 21 CFR Part 111 but do not require FDA approval. By developing, manufacturing and selling dietary supplements, we can generate modest short term revenue while improving our production capabilities and generating platform-wide intellectual property.

2. Pharmaceuticals. We partner with companies that are responsible for clinical development, regulatory approval, marketing and sales of the products. We provide the Chemistry, Manufacturing, and Controls (CMC) documentation required for regulatory submissions and in some instances, we may conduct preclinical and clinical testing. Deal terms may include upfront licensing fees, development costs, milestone payments, royalties and exclusive manufacturing rights. Within this category, we are further diversifying risk and return by pursuing both competitive differentiation of marketed drugs (product life cycle opportunities) and improved pharmacokinetics of investigational drugs. While we currently commercially manufacture dietary supplements in our facility, we are undertaking steps to scale up manufacturing of pharmaceutical drugs for clinical and commercial use.

 3. Cannabinoids. We are researching and developing drugs in the cannabinoid family of molecules. The oral bioavailability of cannabinoids is very low due to extensive gut and liver metabolism. Consequently, potency and release times are unpredictable and inconsistent. Moreover, cannabinoids don’t readily dissolve in water which adds to dosing difficulties and discrepancies. In addition to improving bioavailability, CUREfilm technology enables the loading of combinations of cannabinoids and other plant extracts that, together, provide maximum therapeutic benefit. Development and manufacturing of cannabinoid drugs are regulated by the FDA and the Drug enforcement Agency (DEA). A research license filed with the DEA in January 2018 was determined to be submitted in error given our proposed activities. As such, we have applied for a Schedule 1 manufacturer license with the DEA which is under review.

4. Underserved patient populations. Consistent with our mission of improving the lives of all people in need, regardless of geography or economic status, we licensed our technology to our majority-owned subsidiary, Oak Therapeutics, for the development of novel drug formulations for patients in developing nations such as a rapidly dissolving film to treat tuberculosis.

CURE Pharmaceutical Holding Corp (the “Company”), formally known as Makkanotti Group Corp, was incorporated in the State of Nevada on May 15, 2014. The Company was originally formed to engage in the business of manufacturing food paper bags in Nicosia, Cyprus. On November 7, 2016, the Company changed its name to CURE Pharmaceutical Holding Corp.

On November 7, 2016, the Company, in a reverse take-over transaction, acquired CURE Pharmaceutical Corporation (“CURE Pharmaceutical”), a specialty pharmaceutical and bioscience company based in California that specializes in drug delivery technologies, by executing a Share Exchange Agreement and Conversion Agreement (“Exchange Agreement”) by and among the Company and a holder of a majority of the issued and outstanding capital stock of the registrant prior to the closing (the “Majority Stockholder”), on the one hand, and CURE Pharmaceutical a California corporation, all of the shareholders of CURE Pharmaceutical’s issued and outstanding share capital (the “CURE Pharm Shareholders”) and the holders of certain convertible promissory notes of CURE Pharmaceutical (“CURE Pharm Noteholders”), on the other hand. Hereinafter, this share exchange transaction is described as the “Share Exchange.” As a result of the Share Exchange, CURE Pharmaceutical became a wholly owned subsidiary of the Company, and the CURE Pharm Shareholders and CURE Pharm Noteholders became the controlling shareholders of the Company.

For accounting purposes, CURE Pharmaceutical shall be the surviving entity. The transaction is accounted for using the reverse acquisition method of accounting. As a result of the recapitalization and change in control, CURE Pharmaceutical is the acquiring entity in accordance with ASC 805, Business Combinations.

CURE Pharmaceutical Holding Corp is a specialty pharmaceutical and bioscience company with a focus in drug delivery technologies. CURE leverages novel drug delivery technologies to develop and commercialize new applications of proven therapeutics through Oral Thin Film (“OTF”) via our proprietary patented CUREFilm™ Technology as well as through transdermal applications. Our micro encapsulation of drug actives in our CUREFilm™ Technology allows for a higher volume of an active and if required, multiple actives to be produced on a single oral thin film strip.

The Company is focused on partnering with pharmaceutical and biotech companies seeking to deliver drug actives utilizing and benefitting from our proprietary OTF and transdermal applications and when preferable to take our own products from clinical process to commercialization. We are focused on both the human and veterinary prescription, OTC and nutraceutical markets. CURE represents the complete solution for OTF drug delivery therapeutics from inception to finished product utilizing our CGMP/FDA registered manufacturing facility and processes.

In July 2017, the Company, Therapix Biosciences Ltd. (“Therapix”), a specialty clinical-stage pharmaceutical company dedicated to the development of cannabinoid-based drugs headquartered in Israel, and Assuta Medical Centers, Ltd., a medical services center located in Israel, entered into a nonbinding memorandum of understanding to collaborate to advance, research, develop and commercialize potential therapeutic products in the fields of personalized medicine and cannabinoids. On October 27, 2017, the Company entered into a development agreement with Therapix where the Company will formulate and develop pharmaceutical products using Therapix’s proprietary compounds while utilizing the Company’s proprietary OTF technology.

Consistent with our mission of improving the lives of all people in need, regardless of geography or economic status, we have made our technology available to a private company, Oak Therapeutics (“Oak”), that is developing novel drug formulations for patients in developing nations (“Territory”). On November 10, 2017, we received 269,000 shares of Oak as consideration for an exclusive license to our patents rights in the Territory, along with a royalty-free non-exclusive license to any improvements made by Oak. As a result of this transaction, we own approximately 63% of Oak’s outstanding shares and have consolidated Oak’s financial statements as of the fourth quarter 2017. Oak has completed a Phase I Small Business Innovative Research Contract (“SBIR”) from the National Institutes of Health to develop a formulation for 300mg of Isoniazid in a rapidly dissolving film as an anti-tuberculosis treatment option. Oak is currently in the application process for Phase II of the SBIR program to continue its research and development and focus on manufacturing scale up, clinical trials and commercialization.